Disclosure of detailed information about loans payable explanatory (Details) - USD ($) $ in Thousands	12 Months Ended			33 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2018	Nov. 20, 2015
Statement [Line Items]
Interest paid on loan balance	$ (3,401)	$ (3,938)	$ (3,049)
Sprott Facility [Member]
Statement [Line Items]
Repayment	(47,100)			$ (40,000)
Drawdown, Standby, Amendment, Legal and Other Fees				(7,993)
Interest paid on loan balance				(10,388)
Interest and finance cost at effective interest rate	4,900			18,381
Carrying value Loans Payable	$ 0			$ 0	$ 40,000